Financial Information as per operating segments (Details 12) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Statement [Line Items]
Income from continuing activities		$ 219,050,681	$ 108,194,856		$ 145,645,660
Other gains (losses)		(9,590,450)	11,410,085		(3,156,799)
Finance income		(14,263,669)	(3,451,143)		(13,117,641)
Finance costs		35,660,493	28,714,063		27,720,203
Share of net loss of joint ventures and associates accounted for using the equity method		(226,026)	8,437,209		16,431,759
Gains (losses) on exchange differences		10,149,345	(2,551,823)		9,054,155
Tax income (expense)		82,629,773	35,408,420		39,975,914
Adjusted operating result		330,471,299	175,180,780		233,965,051
Depreciation and amortization		124,116,739	109,813,976		105,020,934
Operating Segments [Member]
Statement [Line Items]
Income from continuing activities		219,050,681	108,194,856		145,645,660
Other gains (losses)		(9,590,450)	11,410,085		(3,156,799)
Finance income		(14,263,669)	(3,451,143)		(13,117,641)
Finance costs		35,660,493	28,714,063		27,720,203
Share of net loss of joint ventures and associates accounted for using the equity method		(226,026)	8,437,209		16,431,759
Gains (losses) on exchange differences		10,149,345	(2,551,823)		9,054,155
Result as per adjustment units		(2,529,298)	429,198		8,255,001
Tax income (expense)		82,629,773	35,408,420		39,975,914
Adjusted operating result	[1]	320,880,849	186,590,865		230,808,252
Depreciation and amortization		124,116,739	109,813,976		105,020,934
ORBDA		$ 444,997,588	$ 296,404,841	[2]	$ 335,829,186	[2]

[1]	Adjusted operating result (for management purposes we have defined it as Net income before net financial expense, gain (losses) of joint venture and associates accounted for using the equity method, gains (losses) on exchange differences, result as per adjustment units and income taxes).
[2]	ORBDA (for management purposes we have defined it as Adjusted Operating Result before Depreciation and Amortization).